Equity (Schedule of Stock Option Activity) (Details) - $ / shares	9 Months Ended
	Sep. 30, 2015	Sep. 30, 2014
Number of Options
Options outstanding as of January 1, 2015	1,719,241
Granted	736,474
Exercised	(125,193)	(532,547)
Forfeited	(69,192)
Options outstanding as of September 30, 2015	2,261,330
Options exercisable as of September 30, 2015	1,039,934
Weighted Average Exercise Price
Options outstanding as of January 1, 2015	$ 43.89
Granted	35.58
Exercised	18.79
Forfeited	72.20
Options outstanding as of September 30, 2015	41.71
Options exercisable as of September 30, 2015	$ 31.00